Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP940479804061 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment [Abstract]	$ 9,530	$ 10,842
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	75,215	74,987
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	16,869	18,155
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	2,030	5,308
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	14,941	14,581
EBP, Change in Net Asset Available for Benefit, Increase	118,585	123,873
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	74,894	124,772
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	377	226
EBP, Change in Net Asset Available for Benefit, Decrease	75,271	124,998
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	43,314	(1,125)
EBP, Net Asset Available for Benefit	$ 676,536	$ 633,222	$ 634,347